Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other current liabilities
Logistics expenses accruals	¥ 206,182		¥ 227,234
Contract liabilities	187,983		173,769	¥ 163,237
Outsourced labor cost payable	105,874		91,023
Salary and welfare payable	331,955		177,477
Professional fee accruals	22,466		18,433
Marketing expenses accruals	348,307		244,706
Other tax payable	43,154		44,627
Sales return accrual	15,658		26,368
Consideration payables in relation to business combinations	10,064		60,782
Others	87,746		105,128
Accrued expenses and other current liabilities	¥ 1,359,389	$ 194,394	¥ 1,169,547